Debentures - Schedule of Total Debentures Outstanding (Details)	12 Months Ended
Dec. 31, 2025
From May 14, 2023 (inclusive) to May 14, 2024 (exclusive) [Member]
Schedule of Total Debentures Outstanding [Line Items]
Cap Applied to Total Debentures Outstanding (%)	45.00%
From May 14, 2024 (inclusive) to May 14, 2031 [Member]
Schedule of Total Debentures Outstanding [Line Items]
Cap Applied to Total Debentures Outstanding (%)	50.00%